INVESTMENTS IN AND ADVANCES TO AFFILIATES	12 Months Ended
Mar. 31, 2011
INVESTMENTS IN AND ADVANCES TO AFFILIATES

7. INVESTMENTS IN AND ADVANCES TO AFFILIATES

On January 21, 2009, the European Commission approved the purchase by Kyocera Mita of shares in TA, raising Kyocera Mita’s ownership percentage to 94.19%, at which point TA became a consolidated subsidiary of Kyocera. Previously, Kyocera’s ownership percentage in TA was 30% and it was accounted for as an equity method investment. On October 13, 2010, Kyocera Mita acquired all of the remaining shares of TA. As a result, TA has become a wholly-owned subsidiary of Kyocera Mita.

Since October 2004, Kyocera Corporation owned a 30% interest in WILLCOM, Inc., which is engaged in the personal handy phone system (PHS) business. Kyocera sells PHS handsets and PHS base stations to WILLCOM, Inc. Kyocera accounted for its investment in WILLCOM, Inc. as an equity method investment.

On September 24, 2009, WILLCOM, Inc. applied and was accepted to undergo Alternative Dispute Resolution with the Japanese Association of Turnaround Professionals (JATP), a process for corporate revitalization prescribed in the Act on Special Measures for Industrial Revitalization. The process of Alternative Dispute Resolution is not a legal procedure like a bankruptcy or a corporate reorganization procedure, but rather constitutes a flexible private settlement mechanism that allows the subject company to continue its daily commercial operations, while securing fairness through the involvement of the JATP. The JATP has been authorized by the Minister of Economy, Trade and Industry to act as an unbiased intermediary to achieve resolution among relevant parties.

During the year ended March 31, 2010, Kyocera recognized an impairment loss of ¥19,987 million on its investment in WILLCOM, Inc., recorded as equity in losses of affiliates, reflecting management’s belief that the investment might not be recoverable.

On February 18, 2010, WILLCOM, Inc. filed a petition with the Tokyo District Court for commencement of corporate reorganization procedures and applied to the Enterprise Turnaround Initiative Corporation of Japan (ETIC) for support, after terminating the process of Alternative Dispute Resolution. On March 12, 2010, the Tokyo District Court agreed to commence the corporate reorganization procedures. Upon such decision, most of the directors of WILLCOM, Inc., including all of those simultaneously serving as directors of Kyocera, resigned, and trustees and acting trustees were appointed by the Tokyo District Court. On the same day, the ETIC agreed to provide support to WILLCOM, Inc. Due to the commencement of the corporate reorganization procedures, Kyocera lost significant influence over WILLCOM, Inc. and therefore discontinued its application of equity method accounting.

Taking into consideration the decision to commence corporate reorganization procedures, Kyocera recognized a bad debt loss of ¥8,961 million on receivables from WILLCOM, Inc., recorded as selling, general and administrative expenses in the Telecommunication Equipment Group for the year ended March 31, 2010, based on publicly disclosed information such as the outline of the business revitalization plan of WILLCOM, Inc., etc.

On August 2, 2010, WILLCOM, Inc. entered into a sponsor agreement with SOFTBANK CORP. SOFTBANK CORP. agreed to dispatch a business trustee to WILLCOM, Inc. and to provide necessary support for business operations and execution of the reorganization plan.

On October 14, 2010, the trustees of WILLCOM, Inc. filed the reorganization plan with the Tokyo District Court.

Based on the filed reorganization plan, during the year ended March 31, 2011, Kyocera recognized an additional bad debt loss of ¥708 million on receivables from WILLCOM, Inc., in selling, general and administrative expenses in the Telecommunication Equipment Group.

On November 30, 2010, the filed reorganization plan was approved by the creditors’ committees in written vote and subsequently by the Tokyo District Court. The implementation of the corporate reorganization plan and WILLCOM, Inc.’s business performance may have a significant effect on Kyocera’s consolidated results of operations, financial condition and cash flows. Kyocera has continued to sell PHS handsets and PHS base stations to WILLCOM, Inc.

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥670	¥671
Kyocera’s trade receivables from affiliates	116	132

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥6,467	¥(18,150)	¥83
Kyocera’s sales to affiliates	36,791	18,617	314